1801 California Street Suite 5200 Denver, CO 80202

October 27, 2017

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Series Trust (the “Registrant”)

(File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, via the EDGAR system, Post-Effective Amendment No. 144 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 145 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act, for review and comment by the Staff of the U.S. Securities and Exchange Commission. Pursuant to Rule 485(a)(2), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective on January 12, 2018. No fees are required in connection with this filing.

The purpose of the Amendment is to register Service Class shares of a new series to the Registrant designated as Transamerica 60/40 Allocation VP, as well as to register Initial Class shares to two existing series of the Registrant, Transamerica International Equity Index VP and Transamerica U.S. Equity Index VP.

Please call (727)-299-1311 with any comments or questions concerning this filing.

Very truly yours,

/s/ Cathleen M. Livingstone
Cathleen M. Livingstone
Manager, Registered Products and Distribution
Transamerica Asset Management, Inc.